Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	R$ 2,158,773	R$ 1,650,176	R$ 1,123,620
Additions	1,040,337	858,057
Disposals	43,822	22,160
Acquisition of Subsidiary		404
write off of softwares	(40,213)
Cost
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	3,439,277	2,491,071	1,654,770
Cost	948,206	836,301
Accumulated Amortisation	(439,609)	(309,745)
Disposals	92,131
write off of softwares	(86,835)
Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(1,280,504)	(840,895)	(531,150)
Disposals	(48,309)	(6,957)
Amortization	487,918	316,702
write off of softwares	(46,622)
Expenditures related to software and technology
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	1,749,318	1,243,737	817,742
Additions	979,734	715,382
Disposals	91,770	18,167
Acquisition of Subsidiary		265
Expenditures related to software and technology | Cost
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	2,904,505	2,016,541	1,319,061
Cost	887,964	697,480
Accumulated Amortisation	(382,383)	(271,485)
Expenditures related to software and technology | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(1,155,187)	(772,804)	(501,319)
Disposals	(47,975)	(6,735)
Amortization	430,358	278,220
Software licenses
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	159,398	143,725	74,196
Additions	60,603	97,103
Disposals	361	3,645
Acquisition of Subsidiary		139
Software licenses | Cost
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	257,096	196,854	103,256
Cost	60,242	93,597
Accumulated Amortisation	(44,569)	(24,068)
Software licenses | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(97,698)	(53,129)	(29,060)
Disposals	(334)	(222)
Amortization	44,903	24,290
Goodwill
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	209,908	209,908	169,667
Additions		40,589
Disposals		348
Acquisition of Subsidiary		0
Goodwill | Cost
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	209,908	209,908	169,667
Cost		40,241
Accumulated Amortisation		0
Goodwill | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	0	0	0
Disposals		0
Amortization		0
Other
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	40,149	52,806	62,015
Additions	0	4,983
Disposals	0	0
Acquisition of Subsidiary		0
Other | Cost
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	67,768	67,768	62,786
Cost	0	4,983
Accumulated Amortisation	(12,657)	(14,192)
Other | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(27,619)	(14,962)	R$ (771)
Disposals	0	0
Amortization	R$ 12,657	R$ 14,192